Accrued Liabilities - Summary of Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Administrative expenses	$ 78,592		$ 67,464
Voyage expense	1,418,277		1,071,393
Vessel operating expenses	1,873,151		1,869,643
Total	$ 3,370,020	$ 3,008,500	$ 3,008,500